Stock Options (Details 2) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Number of Stock Options Outstanding	235,000	385,000
Weighted Average Contractual Life (years)		8 years 3 months 18 days
Weighted Average Exercise Price	$ 1.62	$ 1.42
Number of Stock Options Exercisable	205,000	347,500
Weighted Average Remaining Contractual Life (Years)	8 years 6 months 26 days	8 years 4 months 10 days
Weighted Average Exercise Price	$ 1.70	$ 1.44
Exercise Price Range One [Member]
Range of Exercise Prices	$ 0.80	$ 0.65
Number of Stock Options Outstanding	10,000	40,000
Weighted Average Contractual Life (years)	7 years 4 months 17 days	7 years 4 days
Weighted Average Exercise Price	$ 0.80	$ 0.65
Number of Stock Options Exercisable	10,000	40,000
Weighted Average Remaining Contractual Life (Years)	7 years 4 months 17 days	7 years 4 days
Weighted Average Exercise Price	$ 0.80	$ 0.65
Exercise Price Range Two [Member]
Range of Exercise Prices	$ 1.05	$ 0.75
Number of Stock Options Outstanding	55,000	40,000
Weighted Average Contractual Life (years)	7 years 4 days	6 years 11 months 1 day
Weighted Average Exercise Price	$ 1.05	$ 0.75
Number of Stock Options Exercisable	25,000	40,000
Weighted Average Remaining Contractual Life (Years)	7 years 4 days	6 years 11 months 1 day
Weighted Average Exercise Price	$ 1.05	$ 0.75
Exercise Price Range Three [Member]
Range of Exercise Prices	$ 1.25	$ 0.80
Number of Stock Options Outstanding	7,500	30,000
Weighted Average Contractual Life (years)	8 years 2 months 16 days	7 years 7 months 13 days
Weighted Average Exercise Price	$ 1.25	$ 0.80
Number of Stock Options Exercisable	7,500	30,000
Weighted Average Remaining Contractual Life (Years)	8 years 2 months 16 days	7 years 7 months 13 days
Weighted Average Exercise Price	$ 1.25	$ 0.80
Exercise Price Range Four [Member]
Range of Exercise Prices	$ 1.34	$ 1.05
Number of Stock Options Outstanding	7,500	55,000
Weighted Average Contractual Life (years)	8 years 3 months	7 years 3 months
Weighted Average Exercise Price	$ 1.34	$ 1.05
Number of Stock Options Exercisable	7,500	25,000
Weighted Average Remaining Contractual Life (Years)	8 years 3 months	7 years 3 months
Weighted Average Exercise Price	$ 1.34	$ 1.05
Exercise Price Range Five [Member]
Range of Exercise Prices	$ 1.65	$ 1.25
Number of Stock Options Outstanding	10,000	7,500
Weighted Average Contractual Life (years)	8 years 7 months 2 days	8 years 5 months 16 days
Weighted Average Exercise Price	$ 1.65	$ 1.25
Number of Stock Options Exercisable	10,000	7,500
Weighted Average Remaining Contractual Life (Years)	8 years 7 months 2 days	8 years 5 months 16 days
Weighted Average Exercise Price	$ 1.65	$ 1.25
Exercise Price Range Six [Member]
Range of Exercise Prices	$ 1.70	$ 1.34
Number of Stock Options Outstanding	7,500	7,500
Weighted Average Contractual Life (years)	8 years 6 months 18 days	8 years 6 months
Weighted Average Exercise Price	$ 1.70	$ 1.34
Number of Stock Options Exercisable	7,500	7,500
Weighted Average Remaining Contractual Life (Years)	8 years 6 months 18 days	8 years 6 months
Weighted Average Exercise Price	$ 1.70	$ 1.34
Exercise Price Range Seven [Member]
Range of Exercise Prices	$ 1.91	$ 1.65
Number of Stock Options Outstanding	130,000	10,000
Weighted Average Contractual Life (years)	8 years 11 months 16 days	8 years 10 months 2 days
Weighted Average Exercise Price	$ 1.91	$ 1.65
Number of Stock Options Exercisable	130,000	10,000
Weighted Average Remaining Contractual Life (Years)	8 years 11 months 16 days	8 years 10 months 2 days
Weighted Average Exercise Price	$ 1.91	$ 1.65
Exercise Price Range Eight [Member]
Range of Exercise Prices	$ 2.28	$ 1.70
Number of Stock Options Outstanding	7,500	7,500
Weighted Average Contractual Life (years)	9 years 3 months 22 days	8 years 9 months 15 days
Weighted Average Exercise Price	$ 2.28	$ 1.70
Number of Stock Options Exercisable	7,500	7,500
Weighted Average Remaining Contractual Life (Years)	9 years 3 months 22 days	8 years 9 months 15 days
Weighted Average Exercise Price	$ 2.28	$ 1.70
Exercise Price Range Nine [Member]
Range of Exercise Prices		$ 1.91
Number of Stock Options Outstanding		180,000
Weighted Average Contractual Life (years)		9 years 2 months 16 days
Weighted Average Exercise Price		$ 1.91
Number of Stock Options Exercisable		180,000
Weighted Average Remaining Contractual Life (Years)		9 years 2 months 16 days
Weighted Average Exercise Price		$ 1.91
Exercise Price Range Ten [Member]
Range of Exercise Prices		$ 2.28
Number of Stock Options Outstanding		7,500
Weighted Average Contractual Life (years)		9 years 6 months 22 days
Weighted Average Exercise Price		$ 2.28
Number of Stock Options Exercisable
Weighted Average Remaining Contractual Life (Years)		9 years 6 months 22 days
Weighted Average Exercise Price		$ 2.28